Contingencies and Commitments (Details) - Schedule of insurance policies contracted	12 Months Ended
Dec. 31, 2021 CLF
Schedule of insurance policies contracted [Abstract]
Errors and omissions liability policy	CLF 60,000
Civil responsibility policy	CLF 500